Schedule of Revenue and Cost of Revenue by Products and Services (Details) - EUDA Health Limited [Member] - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 5,095,060	$ 5,158,102	$ 7,406,428	$ 7,851,727	$ 10,544,550	$ 8,875,379
Total cost of revenues	3,163,172	3,021,856	4,869,859	4,720,354	6,300,197	4,985,092
Medical Services Specialty Care [Member]
Total revenues	2,924,592	2,530,758	4,380,634	4,066,472	5,010,837	3,791,457
Total cost of revenues	1,049,786	36,755	2,084,515	367,687	46,849	78,718
Medical Services Specialty Practice [Member]
Total revenues	62,466	54,970	77,951	104,951	712,712	33,089
Total cost of revenues	17,269	19,193	20,955	39,693	427,908	33,050
Medical Services Specialty Practice Related Parties [Member]
Total revenues	135	3,310	135	4,468	4,640	8,085
Total cost of revenues	496,383	1,233,513	496,383	1,719,279	2,349,702	1,532,119
Medical Services [Member]
Total revenues	2,987,193	2,589,038	4,458,720	4,175,891	5,728,189	3,832,631
Total cost of revenues	1,563,438	1,289,461	2,601,853	2,126,659	2,824,459	1,643,887
Product Sales [Member]
Total revenues	7,653	260,433	6,947	258,726	257,841	488,067
Total cost of revenues	9,491	132,512	9,449	145,156	167,202	224,021
Property Management Service One [Member]
Total revenues	1,572,532	1,804,983			3,508,663	3,614,936
Total cost of revenues	1,162,882	1,195,638			2,461,981	2,432,898
Property Management Service Security [Member]
Total revenues	527,682	503,648	692,607	762,334	1,049,857	939,745
Total cost of revenues	427,361	404,245			846,555	684,286
Property Management Service [Member]
Total revenues	2,100,214	2,308,631	2,940,761	3,417,110	4,558,520	4,554,681
Total cost of revenues	$ 1,590,243	$ 1,599,883	2,258,557	2,448,539	$ 3,308,536	$ 3,117,184
Property Management Service Common Area Management [Member]
Total revenues			2,248,154	2,654,776
Total cost of revenues			1,695,476	1,830,788
Property Management Service Security Management [Member]
Total cost of revenues			$ 563,081	$ 617,750